10. Share-Based Compensation (Details - Common stock awards) - Common Stock Awards [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock awards outstanding, beginning balance	7,404	5,237	5,237	2,485
Other than options granted	685	675	2,167	3,484
Common stock awards issued			0	(732)
Common stock awards outstanding, ending balance			7,404	5,237